Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Acorn Trust
Entity Central Index Key	0000002110
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Columbia Acorn® Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Acorn® Fund
Class Name	Class A
Trading Symbol	LACAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn ® Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 51	1.05% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 2,461,733,489
Holdings Count | Holding	100
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,461,733,489
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	43%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
SPX Technologies, Inc.	2.6%
Churchill Downs, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.4%
Parsons Corp.	2.4%
Curtiss-Wright Corp.	2.3%
Wingstop, Inc.	2.2%
Five Below, Inc.	2.2%
Carlyle Group, Inc. (The)	2.1%
HealthEquity, Inc.	2.1%
Colliers International Group, Inc.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
SPX Technologies, Inc.	2.6%
Churchill Downs, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.4%
Parsons Corp.	2.4%
Curtiss-Wright Corp.	2.3%
Wingstop, Inc.	2.2%
Five Below, Inc.	2.2%
Carlyle Group, Inc. (The)	2.1%
HealthEquity, Inc.	2.1%
Colliers International Group, Inc.	2.1%

Columbia Acorn® Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Acorn® Fund
Class Name	Class C
Trading Symbol	LIACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn ® Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 87	1.80% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.80%	[1]
Net Assets	$ 2,461,733,489
Holdings Count | Holding	100
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,461,733,489
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	43%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
SPX Technologies, Inc.	2.6%
Churchill Downs, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.4%
Parsons Corp.	2.4%
Curtiss-Wright Corp.	2.3%
Wingstop, Inc.	2.2%
Five Below, Inc.	2.2%
Carlyle Group, Inc. (The)	2.1%
HealthEquity, Inc.	2.1%
Colliers International Group, Inc.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
SPX Technologies, Inc.	2.6%
Churchill Downs, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.4%
Parsons Corp.	2.4%
Curtiss-Wright Corp.	2.3%
Wingstop, Inc.	2.2%
Five Below, Inc.	2.2%
Carlyle Group, Inc. (The)	2.1%
HealthEquity, Inc.	2.1%
Colliers International Group, Inc.	2.1%

Columbia Acorn® Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn® Fund
Class Name	Institutional Class
Trading Symbol	ACRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn ® Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 39	0.80% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 2,461,733,489
Holdings Count | Holding	100
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,461,733,489
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	43%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
SPX Technologies, Inc.	2.6%
Churchill Downs, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.4%
Parsons Corp.	2.4%
Curtiss-Wright Corp.	2.3%
Wingstop, Inc.	2.2%
Five Below, Inc.	2.2%
Carlyle Group, Inc. (The)	2.1%
HealthEquity, Inc.	2.1%
Colliers International Group, Inc.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
SPX Technologies, Inc.	2.6%
Churchill Downs, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.4%
Parsons Corp.	2.4%
Curtiss-Wright Corp.	2.3%
Wingstop, Inc.	2.2%
Five Below, Inc.	2.2%
Carlyle Group, Inc. (The)	2.1%
HealthEquity, Inc.	2.1%
Colliers International Group, Inc.	2.1%

Columbia Acorn® Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn® Fund
Class Name	Institutional 2 Class
Trading Symbol	CRBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn ® Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 37	0.77% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 2,461,733,489
Holdings Count | Holding	100
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,461,733,489
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	43%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
SPX Technologies, Inc.	2.6%
Churchill Downs, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.4%
Parsons Corp.	2.4%
Curtiss-Wright Corp.	2.3%
Wingstop, Inc.	2.2%
Five Below, Inc.	2.2%
Carlyle Group, Inc. (The)	2.1%
HealthEquity, Inc.	2.1%
Colliers International Group, Inc.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
SPX Technologies, Inc.	2.6%
Churchill Downs, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.4%
Parsons Corp.	2.4%
Curtiss-Wright Corp.	2.3%
Wingstop, Inc.	2.2%
Five Below, Inc.	2.2%
Carlyle Group, Inc. (The)	2.1%
HealthEquity, Inc.	2.1%
Colliers International Group, Inc.	2.1%

Columbia Acorn® Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn® Fund
Class Name	Institutional 3 Class
Trading Symbol	CRBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn ® Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 35	0.72% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 2,461,733,489
Holdings Count | Holding	100
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,461,733,489
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	43%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
SPX Technologies, Inc.	2.6%
Churchill Downs, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.4%
Parsons Corp.	2.4%
Curtiss-Wright Corp.	2.3%
Wingstop, Inc.	2.2%
Five Below, Inc.	2.2%
Carlyle Group, Inc. (The)	2.1%
HealthEquity, Inc.	2.1%
Colliers International Group, Inc.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
SPX Technologies, Inc.	2.6%
Churchill Downs, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.4%
Parsons Corp.	2.4%
Curtiss-Wright Corp.	2.3%
Wingstop, Inc.	2.2%
Five Below, Inc.	2.2%
Carlyle Group, Inc. (The)	2.1%
HealthEquity, Inc.	2.1%
Colliers International Group, Inc.	2.1%

Columbia Acorn® Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Acorn® Fund
Class Name	Class S
Trading Symbol	ACRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn ® Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 39	0.80% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 2,461,733,489
Holdings Count | Holding	100
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,461,733,489
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	43%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted
. The Fund's portfolio composition is subject to change.
Top Holdings
SPX Technologies, Inc.	2.6%
Churchill Downs, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.4%
Parsons Corp.	2.4%
Curtiss-Wright Corp.	2.3%
Wingstop, Inc.	2.2%
Five Below, Inc.	2.2%
Carlyle Group, Inc. (The)	2.1%
HealthEquity, Inc.	2.1%
Colliers International Group, Inc.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
SPX Technologies, Inc.	2.6%
Churchill Downs, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.4%
Parsons Corp.	2.4%
Curtiss-Wright Corp.	2.3%
Wingstop, Inc.	2.2%
Five Below, Inc.	2.2%
Carlyle Group, Inc. (The)	2.1%
HealthEquity, Inc.	2.1%
Colliers International Group, Inc.	2.1%

Columbia Acorn International® - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International®
Class Name	Class A
Trading Symbol	LAIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn International ® (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 66	1.22% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.22%	[1]
Net Assets	$ 925,680,060
Holdings Count | Holding	67
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 925,680,060
Total number of portfolio holdings	67
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the inv
es
tment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Capcom Co., Ltd.	3.2%
Halma PLC	2.8%
Rightmove PLC	2.7%
Fisher & Paykel Healthcare Corp., Ltd.	2.6%
CTS Eventim AG & Co. KGaA	2.6%
Auto Trader Group PLC	2.5%
Niterra Co., Ltd.	2.4%
Nemetschek SE	2.3%
Belimo Holding AG, Registered Shares	2.3%
CAR Group Ltd.	2.3%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Capcom Co., Ltd.	3.2%
Halma PLC	2.8%
Rightmove PLC	2.7%
Fisher & Paykel Healthcare Corp., Ltd.	2.6%
CTS Eventim AG & Co. KGaA	2.6%
Auto Trader Group PLC	2.5%
Niterra Co., Ltd.	2.4%
Nemetschek SE	2.3%
Belimo Holding AG, Registered Shares	2.3%
CAR Group Ltd.	2.3%

Columbia Acorn International® - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International®
Class Name	Institutional Class
Trading Symbol	ACINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn International ® (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 52	0.96% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 925,680,060
Holdings Count | Holding	67
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 925,680,060
Total number of portfolio holdings	67
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Capcom Co., Ltd.	3.2%
Halma PLC	2.8%
Rightmove PLC	2.7%
Fisher & Paykel Healthcare Corp., Ltd.	2.6%
CTS Eventim AG & Co. KGaA	2.6%
Auto Trader Group PLC	2.5%
Niterra Co., Ltd.	2.4%
Nemetschek SE	2.3%
Belimo Holding AG, Registered Shares	2.3%
CAR Group Ltd.	2.3%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Capcom Co., Ltd.	3.2%
Halma PLC	2.8%
Rightmove PLC	2.7%
Fisher & Paykel Healthcare Corp., Ltd.	2.6%
CTS Eventim AG & Co. KGaA	2.6%
Auto Trader Group PLC	2.5%
Niterra Co., Ltd.	2.4%
Nemetschek SE	2.3%
Belimo Holding AG, Registered Shares	2.3%
CAR Group Ltd.	2.3%

Columbia Acorn International® - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International®
Class Name	Institutional 2 Class
Trading Symbol	CAIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn International ® (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 48	0.90% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 925,680,060
Holdings Count | Holding	67
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 925,680,060
Total number of portfolio holdings	67
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdin
gs
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Capcom Co., Ltd.	3.2%
Halma PLC	2.8%
Rightmove PLC	2.7%
Fisher & Paykel Healthcare Corp., Ltd.	2.6%
CTS Eventim AG & Co. KGaA	2.6%
Auto Trader Group PLC	2.5%
Niterra Co., Ltd.	2.4%
Nemetschek SE	2.3%
Belimo Holding AG, Registered Shares	2.3%
CAR Group Ltd.	2.3%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Capcom Co., Ltd.	3.2%
Halma PLC	2.8%
Rightmove PLC	2.7%
Fisher & Paykel Healthcare Corp., Ltd.	2.6%
CTS Eventim AG & Co. KGaA	2.6%
Auto Trader Group PLC	2.5%
Niterra Co., Ltd.	2.4%
Nemetschek SE	2.3%
Belimo Holding AG, Registered Shares	2.3%
CAR Group Ltd.	2.3%

Columbia Acorn International® - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International®
Class Name	Institutional 3 Class
Trading Symbol	CCYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn International ® (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 46	0.85% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 925,680,060
Holdings Count | Holding	67
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 925,680,060
Total number of portfolio holdings	67
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Capcom Co., Ltd.	3.2%
Halma PLC	2.8%
Rightmove PLC	2.7%
Fisher & Paykel Healthcare Corp., Ltd.	2.6%
CTS Eventim AG & Co. KGaA	2.6%
Auto Trader Group PLC	2.5%
Niterra Co., Ltd.	2.4%
Nemetschek SE	2.3%
Belimo Holding AG, Registered Shares	2.3%
CAR Group Ltd.	2.3%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Capcom Co., Ltd.	3.2%
Halma PLC	2.8%
Rightmove PLC	2.7%
Fisher & Paykel Healthcare Corp., Ltd.	2.6%
CTS Eventim AG & Co. KGaA	2.6%
Auto Trader Group PLC	2.5%
Niterra Co., Ltd.	2.4%
Nemetschek SE	2.3%
Belimo Holding AG, Registered Shares	2.3%
CAR Group Ltd.	2.3%

Columbia Acorn International® - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International®
Class Name	Class S
Trading Symbol	CCIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn International ® (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 52	0.97% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 925,680,060
Holdings Count | Holding	67
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 925,680,060
Total number of portfolio holdings	67
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Capcom Co., Ltd.	3.2%
Halma PLC	2.8%
Rightmove PLC	2.7%
Fisher & Paykel Healthcare Corp., Ltd.	2.6%
CTS Eventim AG & Co. KGaA	2.6%
Auto Trader Group PLC	2.5%
Niterra Co., Ltd.	2.4%
Nemetschek SE	2.3%
Belimo Holding AG, Registered Shares	2.3%
CAR Group Ltd.	2.3%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Capcom Co., Ltd.	3.2%
Halma PLC	2.8%
Rightmove PLC	2.7%
Fisher & Paykel Healthcare Corp., Ltd.	2.6%
CTS Eventim AG & Co. KGaA	2.6%
Auto Trader Group PLC	2.5%
Niterra Co., Ltd.	2.4%
Nemetschek SE	2.3%
Belimo Holding AG, Registered Shares	2.3%
CAR Group Ltd.	2.3%

Columbia Acorn International SelectSM - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International SelectSM
Class Name	Class A
Trading Symbol	LAFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn International Select SM (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 62	1.16% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.16%	[1]
Net Assets	$ 203,521,015
Holdings Count | Holding	59
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 203,521,015
Total number of portfolio holdings	59
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise
noted. The Fund's portfolio composition is subject to change.
Top Holdings
Schneider Electric SE	3.9%
Capcom Co., Ltd.	3.9%
3i Group PLC	3.2%
Airbus Group SE	2.7%
Bank of Ireland Group PLC	2.7%
ASML Holding NV	2.6%
Adidas AG	2.6%
Publicis Groupe SA	2.5%
BT Group PLC	2.4%
Nestlé SA, Registered Shares	2.3%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Schneider Electric SE	3.9%
Capcom Co., Ltd.	3.9%
3i Group PLC	3.2%
Airbus Group SE	2.7%
Bank of Ireland Group PLC	2.7%
ASML Holding NV	2.6%
Adidas AG	2.6%
Publicis Groupe SA	2.5%
BT Group PLC	2.4%
Nestlé SA, Registered Shares	2.3%

Columbia Acorn International SelectSM - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International SelectSM
Class Name	Institutional Class
Trading Symbol	ACFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn International Select SM (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 48	0.91% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 203,521,015
Holdings Count | Holding	59
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 203,521,015
Total number of portfolio holdings	59
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Schneider Electric SE	3.9%
Capcom Co., Ltd.	3.9%
3i Group PLC	3.2%
Airbus Group SE	2.7%
Bank of Ireland Group PLC	2.7%
ASML Holding NV	2.6%
Adidas AG	2.6%
Publicis Groupe SA	2.5%
BT Group PLC	2.4%
Nestlé SA, Registered Shares	2.3%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Schneider Electric SE	3.9%
Capcom Co., Ltd.	3.9%
3i Group PLC	3.2%
Airbus Group SE	2.7%
Bank of Ireland Group PLC	2.7%
ASML Holding NV	2.6%
Adidas AG	2.6%
Publicis Groupe SA	2.5%
BT Group PLC	2.4%
Nestlé SA, Registered Shares	2.3%

Columbia Acorn International SelectSM - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International SelectSM
Class Name	Institutional 2 Class
Trading Symbol	CRIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn International Select SM (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 41	0.77% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 203,521,015
Holdings Count | Holding	59
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 203,521,015
Total number of portfolio holdings	59
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical Representation of
Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Schneider Electric SE	3.9%
Capcom Co., Ltd.	3.9%
3i Group PLC	3.2%
Airbus Group SE	2.7%
Bank of Ireland Group PLC	2.7%
ASML Holding NV	2.6%
Adidas AG	2.6%
Publicis Groupe SA	2.5%
BT Group PLC	2.4%
Nestlé SA, Registered Shares	2.3%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Schneider Electric SE	3.9%
Capcom Co., Ltd.	3.9%
3i Group PLC	3.2%
Airbus Group SE	2.7%
Bank of Ireland Group PLC	2.7%
ASML Holding NV	2.6%
Adidas AG	2.6%
Publicis Groupe SA	2.5%
BT Group PLC	2.4%
Nestlé SA, Registered Shares	2.3%

Columbia Acorn International SelectSM - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International SelectSM
Class Name	Institutional 3 Class
Trading Symbol	CSIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn International Select SM (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 38	0.71% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 203,521,015
Holdings Count | Holding	59
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 203,521,015
Total number of portfolio holdings	59
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Schneider Electric SE	3.9%
Capcom Co., Ltd.	3.9%
3i Group PLC	3.2%
Airbus Group SE	2.7%
Bank of Ireland Group PLC	2.7%
ASML Holding NV	2.6%
Adidas AG	2.6%
Publicis Groupe SA	2.5%
BT Group PLC	2.4%
Nestlé SA, Registered Shares	2.3%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Schneider Electric SE	3.9%
Capcom Co., Ltd.	3.9%
3i Group PLC	3.2%
Airbus Group SE	2.7%
Bank of Ireland Group PLC	2.7%
ASML Holding NV	2.6%
Adidas AG	2.6%
Publicis Groupe SA	2.5%
BT Group PLC	2.4%
Nestlé SA, Registered Shares	2.3%

Columbia Acorn International SelectSM - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International SelectSM
Class Name	Class S
Trading Symbol	ACFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn International Select SM (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 48	0.91% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 203,521,015
Holdings Count | Holding	59
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 203,521,015
Total number of portfolio holdings	59
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical
Representation
of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Schneider Electric SE	3.9%
Capcom Co., Ltd.	3.9%
3i Group PLC	3.2%
Airbus Group SE	2.7%
Bank of Ireland Group PLC	2.7%
ASML Holding NV	2.6%
Adidas AG	2.6%
Publicis Groupe SA	2.5%
BT Group PLC	2.4%
Nestlé SA, Registered Shares	2.3%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Schneider Electric SE	3.9%
Capcom Co., Ltd.	3.9%
3i Group PLC	3.2%
Airbus Group SE	2.7%
Bank of Ireland Group PLC	2.7%
ASML Holding NV	2.6%
Adidas AG	2.6%
Publicis Groupe SA	2.5%
BT Group PLC	2.4%
Nestlé SA, Registered Shares	2.3%

Columbia Thermostat FundSM - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat FundSM
Class Name	Class A
Trading Symbol	CTFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Thermostat Fund SM (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 25	0.49% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 1,248,605,013
Holdings Count | Holding	12
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,248,605,013
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	60%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	14.9%
Columbia Corporate Income Fund, Institutional 3 Class	11.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	11.9%
Columbia Contrarian Core Fund, Institutional 3 Class	10.1%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	9.0%
Columbia Research Enhanced Core ETF	8.1%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	5.9%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	14.9%
Columbia Corporate Income Fund, Institutional 3 Class	11.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	11.9%
Columbia Contrarian Core Fund, Institutional 3 Class	10.1%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	9.0%
Columbia Research Enhanced Core ETF	8.1%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	5.9%
Columbia Diversified Fixed Income Allocation ETF	6.0%

Columbia Thermostat FundSM - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat FundSM
Class Name	Class C
Trading Symbol	CTFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Thermostat Fund SM (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 64	1.24% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%	[1]
Net Assets	$ 1,248,605,013
Holdings Count | Holding	12
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,248,605,013
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	60%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund repre se
nted as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	14.9%
Columbia Corporate Income Fund, Institutional 3 Class	11.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	11.9%
Columbia Contrarian Core Fund, Institutional 3 Class	10.1%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	9.0%
Columbia Research Enhanced Core ETF	8.1%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	5.9%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	14.9%
Columbia Corporate Income Fund, Institutional 3 Class	11.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	11.9%
Columbia Contrarian Core Fund, Institutional 3 Class	10.1%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	9.0%
Columbia Research Enhanced Core ETF	8.1%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	5.9%
Columbia Diversified Fixed Income Allocation ETF	6.0%

Columbia Thermostat FundSM - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat FundSM
Class Name	Institutional Class
Trading Symbol	COTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Thermostat Fund SM (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 12	0.24% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[1]
Net Assets	$ 1,248,605,013
Holdings Count | Holding	12
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,248,605,013
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	60%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund repre se
nted as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	14.9%
Columbia Corporate Income Fund, Institutional 3 Class	11.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	11.9%
Columbia Contrarian Core Fund, Institutional 3 Class	10.1%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	9.0%
Columbia Research Enhanced Core ETF	8.1%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	5.9%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	14.9%
Columbia Corporate Income Fund, Institutional 3 Class	11.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	11.9%
Columbia Contrarian Core Fund, Institutional 3 Class	10.1%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	9.0%
Columbia Research Enhanced Core ETF	8.1%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	5.9%
Columbia Diversified Fixed Income Allocation ETF	6.0%

Columbia Thermostat FundSM - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat FundSM
Class Name	Institutional 2 Class
Trading Symbol	CQTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Thermostat Fund SM (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 10	0.19% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 1,248,605,013
Holdings Count | Holding	12
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,248,605,013
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	60%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	14.9%
Columbia Corporate Income Fund, Institutional 3 Class	11.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	11.9%
Columbia Contrarian Core Fund, Institutional 3 Class	10.1%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	9.0%
Columbia Research Enhanced Core ETF	8.1%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	5.9%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	14.9%
Columbia Corporate Income Fund, Institutional 3 Class	11.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	11.9%
Columbia Contrarian Core Fund, Institutional 3 Class	10.1%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	9.0%
Columbia Research Enhanced Core ETF	8.1%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	5.9%
Columbia Diversified Fixed Income Allocation ETF	6.0%

Columbia Thermostat FundSM - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat FundSM
Class Name	Institutional 3 Class
Trading Symbol	CYYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Thermostat Fund SM (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 7	0.14% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[1]
Net Assets	$ 1,248,605,013
Holdings Count | Holding	12
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,248,605,013
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	60%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	14.9%
Columbia Corporate Income Fund, Institutional 3 Class	11.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	11.9%
Columbia Contrarian Core Fund, Institutional 3 Class	10.1%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	9.0%
Columbia Research Enhanced Core ETF	8.1%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	5.9%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	14.9%
Columbia Corporate Income Fund, Institutional 3 Class	11.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	11.9%
Columbia Contrarian Core Fund, Institutional 3 Class	10.1%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	9.0%
Columbia Research Enhanced Core ETF	8.1%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	5.9%
Columbia Diversified Fixed Income Allocation ETF	6.0%

Columbia Thermostat FundSM - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat FundSM
Class Name	Class S
Trading Symbol	COTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Thermostat Fund SM (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 12	0.24% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[1]
Net Assets	$ 1,248,605,013
Holdings Count | Holding	12
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,248,605,013
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	60%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	14.9%
Columbia Corporate Income Fund, Institutional 3 Class	11.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	11.9%
Columbia Contrarian Core Fund, Institutional 3 Class	10.1%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	9.0%
Columbia Research Enhanced Core ETF	8.1%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	5.9%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	14.9%
Columbia Corporate Income Fund, Institutional 3 Class	11.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	11.9%
Columbia Contrarian Core Fund, Institutional 3 Class	10.1%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	9.0%
Columbia Research Enhanced Core ETF	8.1%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	5.9%
Columbia Diversified Fixed Income Allocation ETF	6.0%

Columbia Acorn European FundSM - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Acorn European FundSM
Class Name	Class A
Trading Symbol	CAEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn European Fund SM (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 75	1.37% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.37%	[1]
Net Assets	$ 41,167,250
Holdings Count | Holding	91
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 41,167,250
Total number of portfolio holdings	91
Portfolio turnover for the reporting period	53%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the ta ble
s unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Elis SA	2.9%
CTS Eventim AG & Co. KGaA	2.3%
Storebrand ASA	2.3%
Nexans SA	2.2%
Safestore Holdings PLC	2.2%
Quilter PLC	2.1%
LondonMetric Property PLC	2.0%
Buzzi SpA	1.8%
Banco Comercial Portugues SA	1.8%
Chemring Group PLC	1.7%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Elis SA	2.9%
CTS Eventim AG & Co. KGaA	2.3%
Storebrand ASA	2.3%
Nexans SA	2.2%
Safestore Holdings PLC	2.2%
Quilter PLC	2.1%
LondonMetric Property PLC	2.0%
Buzzi SpA	1.8%
Banco Comercial Portugues SA	1.8%
Chemring Group PLC	1.7%

Columbia Acorn European FundSM - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn European FundSM
Class Name	Institutional Class
Trading Symbol	CAEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn European Fund SM (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 62	1.13% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.13%	[1]
Net Assets	$ 41,167,250
Holdings Count | Holding	91
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 41,167,250
Total number of portfolio holdings	91
Portfolio turnover for the reporting period	53%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Elis SA	2.9%
CTS Eventim AG & Co. KGaA	2.3%
Storebrand ASA	2.3%
Nexans SA	2.2%
Safestore Holdings PLC	2.2%
Quilter PLC	2.1%
LondonMetric Property PLC	2.0%
Buzzi SpA	1.8%
Banco Comercial Portugues SA	1.8%
Chemring Group PLC	1.7%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Elis SA	2.9%
CTS Eventim AG & Co. KGaA	2.3%
Storebrand ASA	2.3%
Nexans SA	2.2%
Safestore Holdings PLC	2.2%
Quilter PLC	2.1%
LondonMetric Property PLC	2.0%
Buzzi SpA	1.8%
Banco Comercial Portugues SA	1.8%
Chemring Group PLC	1.7%

[1]	Annualized.